Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Furniture and Equipment [Member]
Property and equipment estimated useful lives	5 years
Computers [Member]
Property and equipment estimated useful lives	3 years
Patents [Member]
Property and equipment estimated useful lives	25 years
Leasehold Improvements [Member]
Property and equipment estimated useful lives	15 years